Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
B)
Issued and outstanding

		December 31, 2024		December 31, 2023
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		262,775,853	2,375,950	235,194,236	2,292,810
Share issuances		96,399	164	931,740	1,900
Share issuance costs		—	(59)	—	—
Share repurchases		(5,002,372)	(45,165)	(546,700)	(5,344)
Acquisitions	5(c), 37	1,259,536	4,137	27,605,782	83,953
Shares acquired and cancelled		—	—	(2,261,778)	(6,879)
Employee awards exercised		3,892,431	11,701	1,852,573	9,510
Balance, end of year		263,021,847	2,346,728	262,775,853	2,375,950

During the year ended December 31, 2024, the Company issued 1.1 million common shares as part of the consideration for the Lightbox Transaction (note 5(c)) and 0.1 million common shares for acquiring the rights of a franchise store.

Summary of Common Share Purchase Warrants
(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2022	308,612	2,260
Balance at December 31, 2023	308,612	2,260
Warrants expired	(190,212)	(1,593)
Balance at December 31, 2024	118,400	667

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2024:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	45.98	54,400	4.5
Acquisition of intellectual property	9.40	64,000	1.0
	$26.21	118,400	2.6